Related Party Transaction (Details) - Schedule of Related Parties	3 Months Ended
Jun. 30, 2024
Siu Ping Lo [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	Responsible officer of YeeTah
Huihe Zheng [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
Ouya Properties Group Ltd. (“OPG”) [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	A company controlled by Huihe Zheng
Tim Shannon [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	Former Chief Financial Officer(1) [1]

[1]	Tim Shannon resigned as the Chief Financial Officer of the Company effective as of August 5, 2024.